Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 531	$ 609	$ 1,092	$ 1,231
Share-based payments	18	15	35	27
Post-employment benefits	35	34	68	68
Total staff costs	584	658	1,195	1,326
Goods and services	252	313	582	645
Content	63	66	131	129
Telecommunications	14	13	26	23
Facilities	13	18	32	35
Fair value adjustments	3	2	(20)	3
Total operating expenses	$ 929	$ 1,070	$ 1,946	$ 2,161